Fair Value of Financial Instruments (Details) - Schedule of Reconciliation of Private Warrants and Working Capital Warrants - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning	$ 419
Warrants at Ending	1,400	419
Recognition in connection with Business Combination		2,045
Issuance	1,747	6,215
Change in fair value		(1,626)
Private Warrants [Member]
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning	377
Warrants at Ending		377
Recognition in connection with Business Combination		1,841
Issuance
Change in fair value		(1,464)
Working Capital Warrants [Member]
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning	42
Warrants at Ending		42
Recognition in connection with Business Combination		204
Issuance
Change in fair value		(162)
PIPE Warrants [Member]
Schedule of Reconciliation of Private Warrants and Working Capital Warrants [Line Items]
Warrants at Beginning	25,339
Warrants at Ending		25,339
Issuance		10,210
Change in fair value		$ 15,129